1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 96.5%
Education ― 13.1%
Maryland Stadium Authority	5.000%	5/1/2042	$2,000,000	$2,401,340
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2020	500,000	500,000
Maryland Economic Development Corp.	5.000%	7/1/2036	250,000	260,467
Salisbury University Project	5.000%	6/1/2027	455,000	484,307
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	1,953,327
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	532,595
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,645,921
Good Samaritan Hospital of Maryland	0.110%	4/1/2035	1,000,000	1,000,000	(b)
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,072,720
Maryland Institute College of Art	4.000%	6/1/2042	250,000	259,053
Total Education				11,109,730

Health Care ― 29.5%
County of Baltimore, Maryland
Oak Crest Village Inc.	5.000%	1/1/2030	495,000	558,860
Oak Crest Village Inc.	4.000%	1/1/2040	500,000	541,780
Riderwood Village Obligated Group	4.000%	1/1/2045	1,000,000	1,092,910
County of Prince George's, MD, COPS	3.000%	10/1/2031	2,500,000	2,783,850
Maryland State EDC, Howard Hughes Medical Institute	0.140%	2/15/2043	2,100,000	2,100,000	(b)
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,494,675
Broadmead Inc.	4.250%	7/1/2040	1,150,000	1,207,235
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,037,683
Greater Baltimore Medical Center Inc.	0.310%	7/1/2025	600,000	600,000	(b)
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,941,100
James Lawrence Kernan Hospital	0.110%	7/1/2041	2,200,000	2,200,000	(b)
Luminis Health Obligated Group	0.130%	7/1/2043	800,000	800,000	(b)
MedStar Health Obligated Group	5.000%	5/15/2042	2,000,000	2,333,540
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,201,824
UPMC Obligated Group	4.000%	4/15/2045	1,000,000	1,125,780
Total Health Care				25,019,237

Housing ― 10.6%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/2047	1,000,000	1,098,000
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/2034	1,000,000	1,083,160
Residential, Series A	3.850%	9/1/2042	1,000,000	1,092,080
Residential, Series D	2.100%	9/1/2040	2,000,000	1,886,100
Residential, Series D	2.150%	9/1/2042	3,000,000	2,800,470
Montgomery County Housing Opportunites Commission	3.050%	7/1/2044	1,000,000	1,057,060
Total Housing				9,016,870

Industrial Revenue ― 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	525,000	525,877
Total Industrial Revenue				525,877

Leasing ― 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,029,540
Total Leasing				1,029,540

Local General Obligation ― 14.9%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,250,314
County of Baltimore, Maryland	5.000%	3/1/2030	1,000,000	1,266,410

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 14.9% (Continued)
County of Howard, Maryland	4.000%	8/15/2045	$2,000,000	$2,392,840
County of Montgomery, Maryland	0.100%	11/1/2037	550,000	550,000	(b)
County of Prince George's, Maryland	5.000%	7/15/2040	1,750,000	2,215,518
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,147,510
State of Maryland	4.000%	8/1/2029	500,000	548,400
State of Maryland	5.000%	3/15/2031	1,000,000	1,261,820
Total Local General Obligation				12,632,812

Pre-Refunded/Escrowed to Maturity(a) ― 10.9%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,204,548
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,090,450
Total Pre-Refunded/Escrowed to Maturity				9,294,998

Special Tax Obligation ― 3.5%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	2,980,000	2,998,476
Total Special Tax Obligation				2,998,476

Transporatation ― 9.2%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/2044	1,795,000	1,919,788
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/2030	3,000,000	3,642,330
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/2031	2,000,000	2,212,400
Total Transporatation				7,774,518

Water & Sewer ― 3.0%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	615,000	652,644
Water Projects, FGIC	5.000%	7/1/2024	615,000	650,867
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.000%	6/1/2037	1,000,000	1,210,800
Total Water & Sewer				2,514,311
Total Municipal Bonds (Cost $76,811,812)				81,916,369

Investments in Securities at Value ― 96.5% (Cost ― $76,811,812)				81,916,369
Other Assets in Excess of Liabilities ― 3.5%				3,004,186
Total Net Assets ― 100.0%				$84,920,555

(a) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b) Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
LP — Limited Partnership

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)

	Ratings table*

	Standard & Poor’s/Moody’s/Fitch**
	AAA/Aaa	31.9%
	AA/Aa	33.6%
	A	21.3%
	BBB/Baa	12.2%
	BB/Bb	1.0%
		100.0%
*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally
	Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees
	of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
	NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

1919 Maryland Tax-Free Income Fund
Schedule of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$81,916,369	$-	$81,916,369
Total long-term investments	-	81,916,369	-	81,916,369
Total investments	$-	$81,916,369	$-	$81,916,369

* See Schedule of Investments for additional detailed categorizations.